DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2013
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION

Basis of Presentation:

In the opinion of management, the accompanying unaudited, condensed, consolidated financial statements contain all adjustments necessary to present fairly the financial position of NewLead and its results of operations and cash flows for the interim periods presented. Such financial statements have been condensed in accordance with the applicable regulations of the Securities and Exchange Commission and, therefore, do not include all disclosures required by accounting principles generally accepted in the United States of America. These financial statements should be read in conjunction with the Company's audited financial statements for the year ended December 31, 2012, included in the Company's Annual Report filed on Form 20-F for such year. The results of operations for the 2013 interim period are not necessarily indicative of the results to be expected for the entire year.

In September 2013, the Company’s board of directors and a majority of its shareholders approved a 1-for-15 reverse stock split of its common shares (the “Reverse Stock Split”). The Reverse Stock Split was effective upon the commencement of trading on October 17, 2013. Accordingly, all share and per share amounts disclosed in this report give retroactive effect for all periods presented to the 1-for-15 reverse stock split.

Description of Business

NewLead Holdings Ltd. (the “Company”, “NewLead”, “we” or “our”) was incorporated on January 12, 2005.

NewLead has historically been an international shipping company, and is now an international, vertically integrated shipping and commodity company. As of June 30, 2013, the Company owns two dry bulk vessels and manages two double-hulled oil tanker/asphalt carriers owned by third parties. The Company principal activity is the ownership and operation of dry bulk vessels and the operation of oil tanker/asphalt carriers owned by third parties that transport world-wide a wide array of unpackaged cargo and asphalt and a variety of petroleum products, respectively. In addition, under specific management agreements, the Company performs part of the commercial, technical and operational management of vessels owned by a third party.

The Company manages oil tankers owned by third parties through a wholly-owned subsidiary Newlead Shipping S.A. (“Newlead Shipping”) which is an integrated technical and commercial management company that manages oil tankers as well as dry bulk vessels through its subsidiary, Newlead Bulkers S.A. It provides a broad spectrum of technical and commercial management to all segments of the maritime shipping industry resulting in the Company discontinuing the outsourcing of such services. Newlead Shipping holds the following accreditations:

•
ISO 9001 from American Bureau of Shipping Quality Evaluations for a quality management system that includes consistently providing service that meets customer and applicable statutory and regulatory requirements and enhancing customer satisfaction through, among other things, processes for continual improvement;

•	ISO 14001 from American Bureau of Shipping for environmental management, including policies and objectives targeting legal and other requirements; and
•	Certificate of Company Compliance by the American Bureau of Shipping for safety, quality and environmental requirements of the ABS HSQE guide.

In April 2012, a wholly-owned U.S. subsidiary of the Company, NewLead Holdings (US) Corp., entered into a 50/50 joint venture agreement with a third party energy company to establish a new subsidiary as a joint venture to engage in the business of purchasing thermal coal (used in power plants for electricity generation) located in Kentucky, USA. The joint venture has entered into agreements to purchase certain quantities of thermal coal with specified minimum qualities (after processing at the mine by the mine operator) over a five-year period. The Company expects to market and distribute the thermal coal to end users or distributors, located primarily in Asia, and transport it using the Company’s vessels. The Company is not the primary beneficiary of the joint venture and holds neither a casting vote nor the ability to direct the activities; therefore, the Company’s investment in the joint venture is accounted for pursuant to the equity method of accounting and is presented as a single line in the accompanying unaudited condensed consolidated balance sheet and statement of operations and comprehensive loss.

Also, in April 2012, NewLead entered into an agreement a third party finance institution for the establishment of a new entity, NewLead Mojave Holdings LLC. The Company contributed to the capital of the new entity 100% of NewLead Holdings (US) Corp. share capital, while the third party finance institution agreed to make available a loan of $3,000 to NewLead Holdings (US) Corp. The Company controls 52% of NewLead Mojave Holdings LLC (“NL Mojave”). As the managing member and 52% shareholder of NL Mojave, the Company is the decision maker of NL Mojave and therefore, consolidated NL Mojave in its financial statements. The 48% ownership interest in NL Mojave is shown as a noncontrolling interest in the accompanying financial statements.

On September 13, 2013, the Company completed the acquisition of titles in the Viking Mine located in Kentucky, USA with approximately 4,795 mineral acres for a purchase price of $15,000 (see Note 23). The Company expects to receive a reserve report compiled pursuant to the U.S. Securities and Exchange Commission ("SEC") guidance during the fourth quarter of 2013. Management has not completed the purchase price allocation for the acquisition of Viking. However, based on management’s current evaluation, most of the acquisition price will be allocated to the mine. The Company has also entered into agreements for the ownership of certain title and mineral excavation rights to land for another mine and a coal preparation plant in Kentucky, as well as rights, title, permits and leases in coal mines in Tennessee. The purchase price for these properties amounts to $66,000 payable in cash (see Note 7). The Company is currently in default under the agreements for the second mine and the coal preparation plant in Kentucky. The acquisitions are subject to the delivery of certain definitive agreements and other closing conditions. The Company has not yet obtained the necessary financing to satisfy payment under these agreements and, as a result, the transactions did not close on their intended closing dates, and as of December 6, 2013, have still not closed. The properties in Kentucky and Tennessee also include natural gas wells and projects relating to extraction of timber, sand, gravel, fly ash and dimension stone. The Company expects third parties to extract some of these commodities on the properties and pay royalties.

Going concern

The Company has experienced net losses, negative operating cash flows, working capital deficiencies, negative operating cash flow and shareholders’ deficiency, which has affected, and which is expected to continue to affect, its ability to satisfy its obligations. In addition, as described in Notes 7, 11 and 13, the Company is in default under various debt obligations which are currently due on demand. Charter rates for bulkers have experienced a high degree of volatility and continue to be at historical lows. To date, it the Company has also been unable to generate sustainable positive cash flows from operating activities. For the six months ended June 30, 2013, the Company’s loss from continuing operations was $36,695. As of June 30, 2013, the Company’s cash and cash equivalents were $636 and current liabilities of $166,188 were payable within the next twelve months.

The above conditions raise substantial doubt about the Company’s ability to continue as a going concern. The condensed financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

The Company’s existence is dependent upon its ability to obtain necessary financing, which it is currently in the process of securing. The Company believes that its existing cash resources, combined with projected cash flows from operations, will not be sufficient to execute its business plan and continue operations for the next twelve months without additional funding. The Company intends to continue to explore various strategic alternatives, including the sale of equity or debt to raise additional capital. Management is also actively taking steps to increase future revenues and reduce the Company’s future operating expenses. However, the Company cannot provide any assurance that operating results will generate sufficient cash flow to meet its working capital needs or that it will be able to raise additional capital as needed (See Note 23(c)).

If all of our indebtedness was accelerated as a result of our current events of default, we may not have sufficient funds at the time of acceleration to repay most of our indebtedness and we may not be able to find additional or alternative financing to refinance any such accelerated obligations on terms acceptable to us or on any terms, which could have a material adverse effect on our ability to continue as a going concern.